CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Available-for-sale investments | ¥	[1]	¥ 189,422		¥ 0
Accrued expenses and other current liabilities		404,865	$ 55,469	409,691
Deferred revenue, current		382,047	52,340	553,812
Lease liabilities, current		8,317	1,139	8,019
Deferred revenue, non-current		534,463	73,221	560,111
Lease liabilities, non-current		137,040	18,774	157,269
Deferred tax liabilities		5,724	784	3,742
Other non-current liabilities		¥ 7,309	$ 1,001	¥ 6,994
Ordinary shares, par value | (per share)						$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized						1,000,000,000	1,000,000,000
Ordinary shares, shares issued						1	1
Class A Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.00005		$ 0.00005
Ordinary shares, shares authorized		796,062,195	796,062,195	796,062,195
Ordinary shares, shares issued		3,131,807	3,131,807	3,131,807
Ordinary shares, shares outstanding		2,600,779	2,600,779	2,702,523
Class B Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.00005		0.00005
Ordinary shares, shares authorized		826,389	826,389	826,389
Ordinary shares, shares issued		826,389	826,389	826,389
Ordinary shares, shares outstanding		826,389	826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.00005		$ 0.00005
Ordinary shares, shares authorized		203,111,416	203,111,416	203,111,416
Ordinary shares, shares issued		3,332,062	3,332,062	3,332,062
Ordinary shares, shares outstanding		3,332,062	3,332,062	3,332,062
VIEs
Accrued expenses and other current liabilities | ¥		¥ 228,825		¥ 193,631
Deferred revenue, current | ¥		281,776		272,739
Lease liabilities, current | ¥		7,780		7,760
Deferred revenue, non-current | ¥		107,441		124,807
Lease liabilities, non-current | ¥		133,994		153,686
Other non-current liabilities | ¥		¥ 1,415		¥ 1,287

[1]	In October 2024, the Group purchased certain long-term notes issued by financial institutions at a cost of RMB213,505 and classified them as available-for-sale debt securities as they did not meet the criteria of either trading or held-to-maturity investments. The Group accounted for these long-term notes at fair value and recognized an unrealized fair value decrease of RMB24,083 through other comprehensive loss for the year ended December 31, 2024.